Note 12 - Employees' Postretirement Benefits and Other Benefits, Net periodic benefit cost (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Defined- Benefits
Plan Assets [Line Items]
Service cost-benefits earned during the period	$ 61	$ 60
Interest cost on projected benefit obligation	957	744
Expected return on plan assets	(846)	(625)
Amortization of net actuarial loss	17	16
Recognized loss	(1)	0
Periodic benefit cost before employees contributions	188	195
Employees' contributions	(61)	(55)
Net periodic benefit cost	127	140
Variable Contribution
Plan Assets [Line Items]
Service cost-benefits earned during the period	47	21
Interest cost on projected benefit obligation	13	8
Expected return on plan assets	(6)	(4)
Amortization of net actuarial loss	3	2
Recognized loss	0	0
Periodic benefit cost before employees contributions	57	27
Employees' contributions	0	(4)
Net periodic benefit cost	57	23
Health Care Benefit
Plan Assets [Line Items]
Service cost-benefits earned during the period	38	28
Interest cost on projected benefit obligation	238	186
Expected return on plan assets	0	0
Amortization of net actuarial loss	8	0
Recognized loss	0	0
Periodic benefit cost before employees contributions	284	214
Employees' contributions	0	0
Net periodic benefit cost	$ 284	$ 214